GEOGRAPHIC INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue from external customers	$ 0	$ 158,752
Net income (loss)	(167,809)	(606,346)	$ (521,394)
Total assets	673,204	884,935
Canada [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	0	158,333
Net income (loss)	(167,809)	(542,476)
Total assets	673,204	884,935
China [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	0	419
Net income (loss)	0	(63,870)
Total assets	$ 0	$ 0